SIGNIFICANT ACCOUNTING POLICIES (Details - Patent activity)	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Additions	$ 0
Amortization expense	(51,028)
Patents [Member] | D P T I Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived assets, cost	904,269
Accumulated amortization	$ (561,307)